Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Bank Borrowings

9. Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2024 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2024/2/1	2025/1/31*	5,000,000	684,997
Bank of China	Huadong	2.42%	2024/3/11	2025/3/10*	5,000,000	684,997
Bank of Communications	Huadong	2.55%	2024/4/23	2025/4/23	9,000,000	1,232,995
Bank of Jiangsu	Huadong	2.60%	2024/12/23	2025/12/15	10,000,000	1,369,994
CITIC Bank	Huada	2.70%	2024/9/26	2025/9/25	5,000,000	684,997
CITIC Bank	Huada	2.70%	2024/9/30	2025/9/25	5,000,000	684,997
Industrial and Commercial Bank of China	Yada	3.45%	2024/2/22	2025/2/21*	9,000,000	1,232,995
Agricultural Bank of China	Yada	2.70%	2024/10/24	2025/10/23	10,000,000	1,369,994
Total					58,000,000	7,945,966

*	These loans were repaid upon maturity.

Short-term bank borrowings as of December 31, 2023 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	2023/1/31	2024/1/29	5,000,000	704,235
Bank of China	Huadong	3.50%	2023/3/10	2024/3/9	10,000,000	1,408,471
Bank of Communications	Huadong	3.50%	2022/11/3	2024/4/25	5,000,000	704,235
Bank of Communications	Huadong	3.50%	2023/1/19	2024/5/25	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	2023/4/21	2024/4/19	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2023/2/17	2024/2/16	9,000,000	1,267,623
Agricultural Bank of China	Yada	3.15%	2023/12/20	2024/12/19	10,000,000	1,408,471
Total					52,000,000	7,324,047

Interest expense was $247,615, $250,781 and $191,198 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu, Kai Liu and its subsidiary Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Buildings, net	1,062,792	1,705,833
Land use right, net	-	90,832
Total	1,062,792	1,796,665